Supplementary Data to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Supplementary Data to Statements of Operations

	Year Ended December 31,
	2017	2016	2015
Other Expense, Net
Asset impairment	$—	$10.4	$23.0
Environmental reserve	—	5.9	—
Foreign currency translation expense (income)	7.3	(3.4)	4.8

Total other expense, net	$7.3	$12.9	$27.8